Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL FUNDS
Entity Central Index Key	0001040061
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000004429
Shareholder Report [Line Items]
Fund Name	State Street Institutional Small-Cap Equity Fund
Class Name	Investment
Trading Symbol	SIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 468,363,755
Holdings Count | Holding	327
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$468,363,755 Number of Portfolio Holdings327 Portfolio Turnover Rate23%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Regional Banks	10.1%
Industrial Machinery & Supplies & Components	5.9%
Building Products	4.7%
Application Software	3.7%
Healthcare Equipment	3.6%
Specialty Chemicals	3.4%
Electronic Equipment & Instruments	2.7%
Biotechnology	2.6%
Oil & Gas Exploration & Production	2.4%
Life Sciences Tools & Services	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
MSA Safety, Inc.	1.4%
CSW Industrials, Inc.	1.3%
Darling Ingredients, Inc.	1.2%
Enerpac Tool Group Corp.	1.2%
IDACORP, Inc.	1.1%
Applied Industrial Technologies, Inc.	1.1%
Ingevity Corp.	1.1%
Murphy USA, Inc.	1.1%
Boot Barn Holdings, Inc.	1.0%
Mueller Industries, Inc.	1.0%

C000004430
Shareholder Report [Line Items]
Fund Name	State Street Institutional Small-Cap Equity Fund
Class Name	Service
Trading Symbol	SSQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Small-Cap Equity Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[2]
AssetsNet	$ 468,363,755
Holdings Count | Holding	327
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$468,363,755 Number of Portfolio Holdings327 Portfolio Turnover Rate23%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Regional Banks	10.1%
Industrial Machinery & Supplies & Components	5.9%
Building Products	4.7%
Application Software	3.7%
Healthcare Equipment	3.6%
Specialty Chemicals	3.4%
Electronic Equipment & Instruments	2.7%
Biotechnology	2.6%
Oil & Gas Exploration & Production	2.4%
Life Sciences Tools & Services	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
MSA Safety, Inc.	1.4%
CSW Industrials, Inc.	1.3%
Darling Ingredients, Inc.	1.2%
Enerpac Tool Group Corp.	1.2%
IDACORP, Inc.	1.1%
Applied Industrial Technologies, Inc.	1.1%
Ingevity Corp.	1.1%
Murphy USA, Inc.	1.1%
Boot Barn Holdings, Inc.	1.0%
Mueller Industries, Inc.	1.0%

C000004434
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Equity Fund
Class Name	Investment
Trading Symbol	SUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[3]
AssetsNet	$ 319,356,827
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$319,356,827 Number of Portfolio Holdings98 Portfolio Turnover Rate21%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors	14.3%
Interactive Media & Services	9.0%
Systems Software	6.4%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.5%
Pharmaceuticals	4.1%
Diversified Banks	3.3%
Financial Exchanges & Data	3.3%
Integrated Oil & Gas	2.9%
Transaction & Payment Processing Services	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	8.5%
Microsoft Corp.	5.4%
Apple, Inc.	5.2%
Alphabet, Inc., Class A	5.1%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.1%
Exxon Mobil Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.7%

C000004433
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Equity Fund
Class Name	Service
Trading Symbol	SUSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Equity Fund (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[4]
AssetsNet	$ 319,356,827
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$319,356,827 Number of Portfolio Holdings98 Portfolio Turnover Rate21%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors	14.3%
Interactive Media & Services	9.0%
Systems Software	6.4%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.5%
Pharmaceuticals	4.1%
Diversified Banks	3.3%
Financial Exchanges & Data	3.3%
Integrated Oil & Gas	2.9%
Transaction & Payment Processing Services	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	8.5%
Microsoft Corp.	5.4%
Apple, Inc.	5.2%
Alphabet, Inc., Class A	5.1%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.3%
Meta Platforms, Inc., Class A	3.1%
Exxon Mobil Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.7%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.